ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES (Tables)	12 Months Ended
Aug. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE

Accounts payable and accruals, and other payables consist of the following:

	August 31, 2025	August 31, 2024

Accounts payable	$224,949	$154,854
Accruals	323,245	113,046
Other payables	149,034	95,831
Total	$697,228	$363,731